Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Transactions	The following table reflects the derivatives recorded on the balance sheet as of December 31:

	2021		2020
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets:
Interest rate swaps with loan customers in an asset position	$173,490	$11,072	$244,748	$21,700

Total included in other assets		$11,072		$21,700

Included in accrued expenses and other liabilities:
Interest rate swaps with loan customers in a liability position	$71,328	$1,628	$—	$—
Counterparty positions with financial institutions in an asset position	71,328	(1,628)	—	—
Counterparty positions with financial institutions in a liability position	173,490	11,072	244,748	21,764

Total included in accrued expenses and other liabilities		$11,072		$21,764

Gross notional positions with customers	$244,818		$244,748
Gross notional positions with financial institution counterparties	$244,818		$244,748

Summary of Gain or loss On Derivatives
The effect of swap fair value changes on the Consolidated Statement of Operations for the years ended December 31, 2021, 2020 and 2019 are as follows:

Derivatives Not Designated	Location of Gain or (Loss) Recognized in	Amount of Gain or (Loss) Recognized in Income on Derivatives
as Hedging Instruments	Income on Derivative	2021	2020	2019

Interest rate swaps related to customer loans	Other income	$ 64	$ (64)	$ —

Total		$ 64	$ (64)	$ —